Trading derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivatives [Abstract]
Schedule of fair value of derivatives by type of risk
The detail of the notional amounts and the market values of the trading derivatives held by the Group in 2020, 2019 and 2018 is as follows:

EUR million
	2020		2019		2018
	Notional amount	Market value	Notional amount	Market value	Notional amount	Market value
Trading derivatives
Interest rate risk
Forward rate agreements	515,889	—	218,252	(8)	308,340	(1)
Interest rate swaps	3,789,169	3,638	4,322,199	2,573	4,197,246	115
Options, futures and other derivatives	698,500	(891)	794,140	(907)	543,138	(514)
Credit risk
Credit default swaps	12,378	(133)	23,701	(71)	18,889	33
Foreign currency risk
Foreign currency purchases and sales	304,280	(45)	325,720	(441)	275,449	301
Foreign currency options	45,074	(7)	44,763	(182)	54,215	2
Currency swaps	394,178	(814)	379,176	(1,162)	334,524	(416)
Securities and commodities derivatives and other	70,861	920	61,966	579	59,932	1,078
Total	5,830,329	2,668	6,169,917	381	5,791,733	598